EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
EARNINGS (LOSS) PER SHARE
Schedule of Earnings Per Share, Basic and Diluted

	December 31, 2020	December 31, 2019	December 31, 2018
Income (loss) available to common shareholders (in Euros)	€(1,703,668)	€1,512,056	€(338,382)
Number of shares for the computation of basic EPS	29,148,108	29,016,118	28,997,866
Basic EPS (in Euros)	€(0.06)	€0.05	€(0.01)
Effect of dilutive securities	622,723	604,238	347,500
Number of shares for the computation of diluted EPS	29,148,108	29,615,466	28,997,866
Diluted EPS income / (loss) (in Euros)	€(0.06)	€0.05	€(0.01)